Significant Accounting Policies (Details 3) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Net cash provided by financing activities	$ (9,428)	$ 70,009	$ (11,233)
Net cash provided by operating activities	27,700	9,248	26,039
Net cash used in investing activities	(25,581)	(73,201)	(9,710)
Increase (decrease) in cash, and cash equivalents and restricted cash	(6,839)	10,559	5,164
Cash, cash equivalents and restricted cash at beginning of year	71,467	60,908	55,744
Cash and cash equivalents and restricted cash at end of year	$ 64,628	71,467	60,908
As previously reported [Member]
Net cash provided by financing activities		70,775
Net cash provided by operating activities		8,482
Restricted cash, net			1,393
Net cash used in investing activities			(8,317)
Increase (decrease) in cash, and cash equivalents and restricted cash			6,557
Cash, cash equivalents and restricted cash at beginning of year		60,908	54,351
Cash and cash equivalents and restricted cash at end of year			60,908
Adjustments [Member]
Net cash provided by financing activities		(766)
Net cash provided by operating activities		766
Restricted cash, net			1,393
Net cash used in investing activities			(1,393)
Increase (decrease) in cash, and cash equivalents and restricted cash			(1,393)
Cash, cash equivalents and restricted cash at beginning of year			1,393
Cash and cash equivalents and restricted cash at end of year